Other disclosures - Overview of Subsidiaries and Subsequent Events (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions												1 Months Ended		12 Months Ended
	Mar. 14, 2019 EUR (€)	Feb. 04, 2019 USD ($)	Jan. 18, 2019 USD ($) € / shares	Jan. 18, 2019 USD ($) shares	Sep. 18, 2018 € / shares shares	Dec. 14, 2017 $ / shares shares	Dec. 13, 2017 shares	May 19, 2017 shares	May 17, 2017 $ / shares shares	Jun. 01, 2016 shares	Jan. 20, 2016 shares	Jun. 30, 2016 shares	Jan. 31, 2016 shares	Dec. 31, 2018 EUR (€) subsidiary	Dec. 31, 2017 EUR (€) shares	Mar. 20, 2019 USD ($) m²	Jan. 02, 2019 EUR (€) m²	Dec. 31, 2016 EUR (€)
Subsequent Events
Future lease commitments | €														€ 3,004	€ 1,526			€ 2,098
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option | shares					3,475,000	666,000	4,440,000	879,750	5,865,000		1,480,420	2,703,000	1,480,420		5,106,000
Share price | (per share)					€ 86.50	$ 52.00			$ 17.00
Netherlands
Overview of consolidation scope
Participation ( as a percent)														100.00%
Belgium | Subsequent Event | New lease agreement
Subsequent Events
Area of lease | m²																	560
Future lease commitments | €																	€ 700
United States | Subsequent Event | New lease agreement
Subsequent Events
Area of lease | m²																580
Future lease commitments																$ 2.2
ARGENX BVBA | Belgium
Overview of consolidation scope
Number of subsidiaries | subsidiary														1
Participation ( as a percent)														100.00%
ARGENX US INC | United States
Overview of consolidation scope
Number of subsidiaries | subsidiary														1
Participation ( as a percent)														100.00%
Private placement (Sunflower)
Subsequent Events
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option | shares										2,703,000
Private placement (Sunflower) | Subsequent Event | Share transaction
Subsequent Events
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option | shares				1,766,899
Share price | € / shares			€ 100.02
Janssen | Subsequent Event | Collaboration agreement transaction
Subsequent Events
Upfront payment received				$ 300.0
Development, regulatory and sales milestones receivable			€ 1,300.0	$ 1,300.0
Proportionate share of economics				50/50
Halozyme | Subsequent Event | Collaboration agreement transaction
Subsequent Events
Upfront payment		$ 30.0
Additional payment for each target		10.0
Halozyme | Subsequent Event | Maximum | Collaboration agreement transaction
Subsequent Events
Future milestone payments		$ 160.0
AbbVie | Subsequent Event | Collaboration agreement transaction
Subsequent Events
Development milestone payment received | €	€ 30,000